Label	Element	Value
Matrix Advisors Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Matrix Advisors Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Matrix Advisors Dividend Fund (the “Fund”) seeks current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expenses below reflect the Expense Cap for the first year only.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in dividend-paying common stocks or depositary receipts representing common stocks of U.S. companies and U.S.-listed international companies that the Advisor believes pay high and sustainable dividends, are financially strong, and meet specific valuation criteria using the principles of value investing based on Classic Valuation Analysis. Classic Valuation Analysis uses valuation models to analyze statistics such as earnings growth, dividend growth, return on equity and book value versus their historical, current and projected levels to determine a company’s “Intrinsic Value.” The Advisor seeks securities the price of which is below their Intrinsic Value and the dividend yield of which is above that of the market as represented by the S&P 500® Index. Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in dividend-paying stocks. Dividend-paying stocks are those that have declared or paid a dividend distribution within the prior 12-month period.

The Fund invests primarily in large capitalization companies, which the Advisor defines as companies with minimum market capitalizations of at least $5 billion at the time of purchase. Stocks will be sold when their dividend yield falls near or below that of the market as represented by the S&P 500® Index, there has been a significant decline in the strength of the issuer’s balance sheet or operating results, if a security needs to be sold to fund the purchase of a more attractive security with a higher dividend yield, or when the Advisor believes the market price of a security is no longer attractive compared to its Intrinsic Value. The Fund may invest in any sector. At times, the Advisor may overweight or underweight the Fund’s portfolio in one or more particular sectors.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. There is a risk that you could lose all or a portion of your investment in the Fund.

Common Stock Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Depositary Receipt Risk: Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

Dividend Strategy Risk: Strategies focusing on dividend-paying stocks may fall out of investor favor, which may negatively affect the performance of stocks that pay dividends regardless of whether the underlying companies’ business fortunes have changed. The Advisor may incorrectly judge whether a company will be able to continue paying dividends or the amount of such dividends, which may cause losses for the Fund.

Foreign Securities Risk: Securities of foreign companies and depositary receipts representing such securities (“Foreign Securities”) are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Foreign Securities may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations. Foreign companies generally are not subject to uniform auditing and financial reporting standards comparable to those applicable to domestic companies.

Large Capitalization Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative, smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Management Risk: The risk that the Advisor may fail to successfully implement the Fund’s investment strategies and meet its investment objective.

Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than it cost when originally purchased or less than it was worth at an earlier time. The U.S. and international markets have experienced extreme price volatility, reduced liquidity and valuation difficulties in recent years. Continuing market problems may have adverse effects on the Fund.

No Operating History: The Fund is a recently organized, diversified management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.

Sector Emphasis Risk: Investing a substantial portion of the Fund’s assets in related industries or sectors may have greater risks, because companies in these sectors may share common characteristics and may react similarly to market developments.

Value Strategy Risk: The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The Advisor may not be able to accurately determine the Intrinsic Value of a company, resulting in the purchase of an overvalued security or premature sale of an undervalued company. Additionally, the market may use different criteria to determine a company’s value, which could have unexpected effects on a company’s performance and cause losses for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
No historical performance is available for the Fund because it only recently commenced operations. Performance information will be available after the Fund has been operating for a full calendar year. Updated performance information is available on the Fund’s website at www.matrixadvisorsdividendfund.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No historical performance is available for the Fund because it only recently commenced operations. Performance information will be available after the Fund has been operating for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.matrixadvisorsdividendfund.com
Matrix Advisors Dividend Fund | Matrix Advisors Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.19%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.89%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 477

[1]	Estimated for the current fiscal year.
[2]	Matrix Asset Advisors, Inc. (the "Advisor"), the Fund's investment adviser, has contractually agreed to reduce its fees and/or pay Fund expenses to limit the Fund's Total Annual Fund Operating Expenses (excluding interest, acquired fund fees and expenses, distribution and/or service (12b-1) fees, leverage and tax expenses, dividend and interest expenses on short positions, brokerage commissions and extraordinary expenses and including organizational expenses) to 0.90% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least October 31, 2017. The agreement may be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board" or "Board of Trustees"). The Advisor is permitted to recoup fees waived and expenses reimbursed in the prior three fiscal years if such recoupment does not cause the Fund to exceed the lesser of (i) the Expense Cap in effect at the time of the waiver or reimbursement and (ii) the Expense Cap in effect at the time of recoupment.